OCTOBER 11, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES EACH DATED MARCH 1, 2018, AS SUPPLEMENTED
THROUGH SEPTEMBER 11, 2018:

HARTFORD ALTERNATIVE FUNDS PROSPECTUS

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

HARTFORD FIXED INCOME FUNDS PROSPECTUS

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

HARTFORD SCHRODERS FUNDS PROSPECTUS

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1) Effective immediately, the ticker symbol for Class T shares of each Fund is deleted and replaced with “N/A” in each of the above referenced Statutory Prospectuses.

(2) The mailing addresses for Hartford Funds reflected in each of the above referenced Statutory Prospectuses are changing effective immediately. Accordingly, the changes described below are being made to each of the above referenced Statutory Prospectuses.

a.	The mailing address on the cover page is deleted and replaced with the following address:

Hartford Funds

P.O. Box 219060

Kansas City, MO 64121-9060

b.	The last paragraph in the section entitled “Purchase and Sale of Fund Shares” in each Fund’s summary section is deleted in its entirety and replaced with the following:

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares through your financial intermediary. With respect to certain accounts, you may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds to request to sell your shares. For regular mail, please send the request to Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060. For overnight mail, please send the request to Hartford Funds, 430 W 7th Street, Suite 219060, Kansas City, MO 64105-1407.

c.	All references to Hartford Funds’ mailing addresses in the section entitled “How to Buy and Sell Shares” and the back cover page are deleted and replaced with the following addresses:

Regular Mail	Overnight Mail
Hartford Funds P.O. Box 219060 Kansas City, MO 64121-9060	Hartford Funds 430 W 7th Street, Suite 219060 Kansas City, MO 64105-1407

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7435	October 2018

OCTOBER 11, 2018

SUPPLEMENT TO

HARTFORD SCHRODERS FUNDS COMBINED STATEMENT OF ADDITIONAL INFORMATION

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2018, AS RESTATED MAY 15, 2018 AND AS SUPPLEMENTED SEPTEMBER 11, 2018

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1) Effective immediately, the ticker symbol for Class T shares of each Fund is deleted and replaced with “N/A” in the above referenced Statement of Additional Information.

(2) The mailing address for Hartford Funds reflected on the cover page in the above referenced Statement of Additional Information is changing effective immediately. Accordingly, the reference to the old address on the cover page is deleted and replaced with Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR
FUTURE REFERENCE.